DISCONTINUED OPERATIONS - Financial results of discontinued operations (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
DISCONTINUED OPERATIONS
Loss from operations of discontinued operations, net of income taxes	¥ (400,796)	¥ (359,376)	¥ (161,565)
Gain on deconsolidation of subsidiaries, net of nil income taxes	¥ 4,475,539
Discontinued Operation, Gain (Loss) on Disposal, Statement of Income or Comprehensive Income [Extensible Enumeration]	(Loss) income from discontinued operations	(Loss) income from discontinued operations	(Loss) income from discontinued operations
(Loss) income from discontinued operations	¥ 4,074,743	¥ (359,376)	¥ (161,565)
Discontinued operations | DayOne
DISCONTINUED OPERATIONS
Net revenue	1,262,063	175,737	57,530
Cost of revenue	(859,254)	(194,570)	(62,607)
Operating expenses	(400,336)	(233,249)	(159,472)
(Loss) income from operations	2,473	(252,082)	(164,549)
Net interest expenses	(280,652)	(107,286)	(9,503)
Other income (expenses)	(65,493)	792	12,487
Loss from operations of discontinued operations before income taxes	(343,672)	(358,576)	(161,565)
Income tax expenses	(57,124)	(800)
Loss from operations of discontinued operations, net of income taxes	(400,796)	(359,376)	(161,565)
Gain on deconsolidation of subsidiaries, net of nil income taxes	4,475,539
(Loss) income from discontinued operations	¥ 4,074,743	¥ (359,376)	¥ (161,565)